Consolidated Statement of Financial Highlights (Parenthetical) - $ / shares	Jan. 25, 2021	Dec. 31, 2022	May 11, 2022	Apr. 27, 2022	Dec. 31, 2021	Jan. 24, 2021
Investment Company, Financial Highlights [Line Items]
Stock issued during period, shares, issued for services	2,500,000
Common stock, shares, outstanding		10,879,905	10,879,905		2,500,000	0
SAFE Notes
Investment Company, Financial Highlights [Line Items]
Debt instrument, convertible, conversion price			$ 10	$ 10
Common stock, shares, outstanding			10,879,905